Share-based payments - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Billions						12 Months Ended
	Sep. 28, 2021 $ / shares	Dec. 31, 2020 $ / shares	Sep. 14, 2020 shares $ / shares	Jul. 01, 2020 $ / shares	Jun. 30, 2020 shares $ / shares	Dec. 31, 2022 EUR (€) $ / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2022 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement fair value per share				$ 13.79		$ 6.93		$ 11.22	$ 9.35
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of share options granted	$ 12.92	$ 14.76
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $										$ 1.5
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $										2.0
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $										$ 3.0
Performance Based Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares					3,644,000			100,000	3,899,000
Share based compensation by share based payment arrangement exercise price per share granted								$ 12.92	$ 10
Performance Based Options [Member] | Granted On September 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares			255,000
Share based compensation by share based payment arrangement fair value per share			$ 6.41		$ 11.1
Performance Based Options [Member] | Granted On September 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares							0
Share based compensation by share based payment arrangement exercise price per share granted						0
Share based compensation by share based payment arrangement fair value per share	$ 8
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of share options granted					$ 15.15
Share based compensation by share based payment arrangement fair value per share						$ 4.83			$ 4.83
Converted Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares									632,384
Share based compensation by share based payment arrangement exercise price per share granted									$ 2.49
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash payment award per share payable										$ 10
Cash payment to employees stock based awards | €							€ 8.9
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member] | Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement term of stock options							ten-year
Date of vesting of stock options							Jul. 31, 2021
Share based compensation by share based payment arrangement grant date							July 1, 2020
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Active Employees [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cash proceeds to be reinvested							25.00%
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Active Employees [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cash proceeds to be reinvested							(50.00%)
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Management Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cash proceeds to be reinvested							50.00%
Modification Of Two Thousand And Ten Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expenses modification of awards | €							€ 2.6
Modification Of Two Thousand And Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjustment to additional paid in capital due to modification of previously settled equity awards | €							4.3
Modification Of Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expenses modification of awards | €							€ 4.1
Share based compensation by share based payment arrangement options granted during the period | shares							733,598
Fair value of stock appreciation rights | €						$ 8.5	€ 8.5
Weighted average share price of share options granted						$ 15.15
Modification Of Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member] | Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted						10
Share based compensation by share based payment arrangement fair value per share						$ 10.59